COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2022 (Unaudited)

		Shares	Value
CLOSED-END FUNDS	85.2%
BANK LOAN	5.4%
Ares Dynamic Credit Allocation Fund, Inc.		165,062	$1,939,479
BlackRock Floating Rate Income Trust Fund, Inc.		106,384	1,155,330
Blackstone Long-Short Credit Income Fund		268,520	2,926,868
Eaton Vance Floating-Rate Income Trust		96,447	1,095,638
Eaton Vance Senior Floating-Rate Trust		156,662	1,740,515
Invesco Dynamic Credit Opportunity Fund(a)		154,626	1,756,556
Invesco Senior Income Trust		621,807	2,313,122
Nuveen Credit Strategies Income Fund		436,559	2,230,816

			15,158,324

COMMODITIES—FOREIGN	3.4%
Sprott Physical Gold and Silver Trust(Canada)(b)		322,685	5,024,206
Sprott Physical Gold Trust(Canada)(b)		155,268	1,987,430
Sprott Physical Platinum & Palladium Trust(Canada)(b)		61,774	883,368
Sprott Physical Silver Trust(Canada)(b)		239,358	1,584,550

			9,479,554

DIVERSIFIED COMMODITY	0.5%
Adams Natural Resources Fund, Inc.		77,196	1,502,234

DIVERSIFIED MUNICIPAL	7.4%
BlackRock MuniHoldings Fund, Inc.		119,750	1,347,188
BlackRock MuniVest Fund, Inc.		213,857	1,420,010
BlackRock MuniYield Fund, Inc.		27,322	271,581
BlackRock MuniYield Quality Fund III, Inc.		131,646	1,373,068
BlackRock MuniYield Quality Fund, Inc.		61,266	676,989
MainStay MacKay DefinedTerm Municipal Opportunities Fund		38,084	593,349
Neuberger Berman Municipal Fund, Inc.		32,402	327,908
Nuveen AMT-Free Municipal Credit Income Fund		109,742	1,280,689
Nuveen AMT-Free Quality Municipal Income Fund		243,424	2,580,294
Nuveen Dynamic Municipal Opportunities Fund		67,264	691,474
Nuveen Municipal Credit Income Fund		183,898	2,090,920
Nuveen Municipal Credit Opportunities Fund		195,251	2,091,138

		Shares	Value
Nuveen Municipal Value Fund, Inc.		255,223	$2,159,187
Nuveen Quality Municipal Income Fund		218,012	2,398,132
PIMCO Municipal Income Fund		66,460	644,662
PIMCO Municipal Income Fund III		41,638	321,029
Putnam Managed Municipal Income Trust		61,542	347,097

			20,614,715

GLOBAL EQUITY	1.8%
Aberdeen Total Dynamic Dividend Fund		478,414	3,415,876
BlackRock Innovation & Growth Trust		108,192	786,556
BlackRock Science & Technology Trust II		22,390	394,960
Neuberger Berman Next Generation Connectivity Fund, Inc.		28,743	271,334

			4,868,726

GLOBAL HYBRID	4.4%
BlackRock Capital Allocation Trust		458,460	6,239,641
BlackRock ESG Capital Allocation Trust		340,290	4,359,115
Thornburg Income Builder Opportunities Trust		117,745	1,502,426

			12,101,182

GLOBAL INCOME	11.8%
MFS Multimarket Income Trust		66,422	280,965
PIMCO Access Income Fund		148,328	2,350,999
PIMCO Dynamic Income Fund		825,389	15,996,039
PIMCO Dynamic Income Opportunities Fund		860,666	11,352,184
Western Asset Diversified Income Fund		186,610	2,347,554
Western Asset Global High Income Fund, Inc.		70,333	461,384

			32,789,125

HIGH YIELD	8.6%
Allspring Income Opportunities		751,090	4,656,758
Apollo Tactical Income Fund, Inc.		130,826	1,541,130
Barings Global Short Duration High Yield Fund		120,788	1,476,029
BlackRock Debt Strategies Fund , Inc.		114,014	1,017,005
DoubleLine Yield Opportunities Fund		144,834	1,953,811
KKR Income Opportunities Fund		179,917	2,058,250
PGIM Global High Yield Fund, Inc.		304,751	3,224,266
PGIM High Yield Bond Fund, Inc.		355,799	4,105,920
PGIM Short Duration High Yield Opportunities Fund		125,035	1,796,753
Pioneer Diversified High Income Fund, Inc.		97,563	1,005,875
Pioneer High Income Fund, Inc.		159,160	1,028,174

			23,863,971

		Shares	Value
MASTER LIMITED PARTNERSHIPS	3.0%
First Trust Energy Infrastructure Fund		271,837	$3,623,587
First Trust MLP and Energy Income Fund		402,870	2,880,521
First Trust New Opportunities MLP & Energy Fund		326,451	1,788,951

			8,293,059

MULTI-SECTOR	6.1%
DoubleLine Income Solutions Fund		286,136	3,090,269
Guggenheim Active Allocation Fund/DE		365,044	4,705,417
Guggenheim Strategic Opportunities Fund		235,779	3,621,566
PIMCO Global StocksPLUS & Income Fund		158,718	1,022,144
PIMCO High Income Fund		813,408	3,782,347
PIMCO Income Strategy Fund II		112,176	775,136

			16,996,879

OPTION INCOME	3.5%
Eaton Vance Enhanced Equity Income Fund II		53,458	817,907
Eaton Vance Tax-Managed Diversified Equity Income Fund		253,780	2,756,051
Eaton Vance Tax-Managed Global Diversified Equity Income Fund		837,953	6,075,159

			9,649,117

PREFERRED	2.2%
First Trust Intermediate Duration Preferred & Income Fund		26,695	442,603
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.		33,340	633,127
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.		67,432	1,001,365
John Hancock Preferred Income Fund		26,120	418,442
Nuveen Preferred & Income Opportunities Fund		224,228	1,558,385
Nuveen Preferred & Income Securities Fund		292,207	1,919,800

			5,973,722

REAL ESTATE	1.8%
CBRE Global Real Estate Income Fund		204,482	1,179,861
Nuveen Real Asset Income and Growth Fund		172,921	1,928,069
Nuveen Real Estate Income Fund		233,330	1,803,641

			4,911,571

SECTOR EQUITY	2.1%
BlackRock Health Sciences Trust II		71,006	1,060,120
Tekla Healthcare Investors		144,528	2,497,444
Tekla Healthcare Opportunities Fund		69,045	1,251,095
Tekla Life Sciences Investors		83,125	1,135,487

			5,944,146

		Shares	Value
SECTOR EQUITY—FOREIGN	0.3%
Hipgnosis Songs Fund Ltd./The Fund(United Kingdom)		973,447	$964,896

SHORT DURATION	1.3%
BlackRock Limited Duration Income Trust		299,979	3,629,746

U.S. GENERAL EQUITY	16.2%
Adams Diversified Equity Fund, Inc.		963,338	14,035,835
Boulder Growth & Income Fund, Inc.		465,000	5,059,200
Eaton Vance Tax-Advantaged Dividend Income Fund		163,484	3,555,777
Eaton Vance Tax-Advantaged Global Dividend Income Fund		319,969	4,828,332
Gabelli Dividend & Income Trust		506,884	9,488,869
General American Investors Co., Inc.		88,192	2,985,299
Liberty All-Star Equity Fund		49,378	273,060
Nuveen Core Equity Alpha Fund		76,928	932,368
Royce Micro-Cap Trust, Inc.		70,884	562,110
Royce Value Trust, Inc.		256,153	3,214,720

			44,935,570

U.S. GENERAL EQUITY—FOREIGN	0.4%
Baillie Gifford US Growth Trust PLC(United Kingdom)(b)		610,373	1,178,128

U.S. HYBRID	1.2%
PIMCO Energy & Tactical Credit Opportunities Fund		144,891	1,960,375
Virtus Artificial Intelligence		17,933	279,396
Virtus Equity & Convertible Income Fund		56,127	1,139,940

			3,379,711

UTILITIES	3.8%
DNP Select Income Fund, Inc.		675,908	7,002,407
Macquarie Global Infrastructure Total Return Fund, Inc.		77,882	1,483,652
MainStay CBRE Global Infrastructure Megatrends Fund		137,090	1,694,433
Reaves Utility Income Fund		15,285	416,363

			10,596,855

TOTAL CLOSED-END FUNDS (Identified cost—$284,655,438)			236,831,231

EXCHANGE-TRADED FUNDS	13.4%
COMMODITIES	1.6%
iShares Silver Trust(b)		32,821	574,367
SPDR Gold Shares(b)		24,991	3,865,358

			4,439,725

		Shares	Value
REAL ESTATE	1.3%
Vanguard Real Estate ETF		44,303	$3,551,772

SECTOR EQUITY	0.9%
iShares Biotechnology ETF		14,773	1,727,850
VanEck Pharmaceutical ETF		11,748	789,936

			2,517,786

U.S. GENERAL EQUITY	9.4%
Consumer Discretionary Select Sector SPDR ETF		10,519	1,498,431
Invesco S&P 500 Equal Weight Consumer Discretionary ETF		24,693	2,588,320
Invesco S&P 500 Equal Weight ETF		30,374	3,866,003
iShares Russell 1000 Value ETF		23,519	3,198,349
iShares Russell 2000 ETF		18,006	2,969,549
iShares Russell 2000 Value ETF		9,400	1,211,942
SPDR S&P 500 ETF Trust		15,143	5,408,777
Vanguard S&P 500 ETF		16,386	5,379,524

			26,120,895

US GOVERNMENT BOND	0.2%
iShares 20+ Year Treasury Bond ETF		7,222	739,894

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$38,293,056)			37,370,072

COMMON STOCK—FINANCIAL	0.9%
Berkshire Hathaway, Inc., Class B(b)		9,327	2,490,496

TOTAL COMMON STOCK (Identified cost—$2,504,099)			2,490,496

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$325,452,593)	99.5%		276,691,799
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5		1,472,895

NET ASSETS (Equivalent to $10.16 per share based on 27,388,492 shares of common stock outstanding)	100.0%		$278,164,694

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
SPDR	Standard & Poor’s Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Investment valued using NAV as the practical expedient and has been excluded from the fair value hierarchy. The investment fund provides liquidity through quarterly repurchase offers.
(b)	Non-income producing security.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds and closed-end interval funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Closed-End Funds:
Sector Equity—Foreign	$—	$964,896	$—	$964,896
U.S. General Equity—Foreign	—	1,178,128	—	1,178,128
Other Industries	232,931,651	—	—	232,931,651
Exchange-Traded Funds	37,370,072	—	—	37,370,072
Common Stock	2,490,496	—	—	2,490,496

Subtotal(a)	272,792,219	2,143,024	—	274,935,243

Investments Valued at NAV(b)	—	—	—	1,756,556

Total Investments in Securities(a)	$272,792,219	$2,143,024	$—	$276,691,799

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.
(b)

As of September 30, 2022, one of the Fund’s investments was valued using NAV per unit as a practical expedient and has been excluded from the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented within the Schedule of Investments.